Related Party Transactions (Schedule of Future Maturities of Notes Payable) (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
2021		$ 279,346
2022	$ 338,434	1,607
Related Party Notes Payable	3,353,169	$ 200,000	$ 485,534
Notes payable [Member]
Related Party Transaction [Line Items]
2021	1,278,169
2022	2,075,000
Related Party Notes Payable	$ 3,353,169